Financial Instruments	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
23.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments not measured at fair value
The Company believes that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values.

b.	Fair value of financial instruments measured at fair value on a recurring basis

1)	Fair value hierarchy
December
 31, 2019

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$68,256	$68,256

Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income Unlisted shares
	$—	$—	$132,160	$132,160

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$—	$—	$262,350	$262,350

September 30, 2020

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$157,675	$157,675

Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income
Unlisted shares	$—	$—	$33,810	$33,810

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$—	$—	$115,600	$115,600

There were no transfers between Levels 1 and 2 in the current and prior periods.

2)	Valuation techniques and inputs applied for Level 3 fair value measurement

a)
The fair values of warrants are determined using option pricing models where the significant unobservable input is historical volatility. An increase in the historical volatility used in isolation would result in an increase in the fair value. At December 31, 2019 and September 30, 2020, respectively, the historical volatility used were 41.87% and 84.63%.

b)
The fair values of
non-listed
domestic and foreign equity investments were Level 3 fair value assets, and determined using the market approach by reference the
Price-to-Book
ratios (P/B ratios) of peer companies that traded in active market or using assets approach. At September 30, 2020, the Company used significant unobservable inputs, including discount for lack of marketability of 10%, and discounts for lack of control of 10%. At September 30, 2020, assuming all other inputs remain equal, if discount for lack of marketability increases by 1%, the fair value would decrease by $423; if discount for lack of control increases by 1%, the fair value would decrease by $423.

c)
The fair value of derivative financial instrument with warrants and convertibility right are determined using binomial evaluation method with discount rate 15% assessing by market bond yield curve and risk-free rate premium. As of September 30, 2020, the historical volatility used was 82.9% during the past 1 year.

c.	Categories of financial instruments

	December 31, 2019	September 30, 2020
Financial assets

Financial assets at fair value through profit or loss
Derivative financial assets	$68,256	$157,675
Financial assets at amortized cost (1)	22,311,107	12,168,826
Financial assets at fair value through other comprehensive income
Equity instruments	132,160	33,810
Financial liabilities

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	262,350	115,600
Financial liabilities at amortized cost (2)	21,963,089	22,922,123

1)	The balances include financial assets at amortized cost, which comprise of cash and cash equivalents and refundable deposits.

2)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables, other current liabilities and long-term borrowings.

d.	Financial risk management objectives and policies
The Company’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Company. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. In order to minimize the effect of financial risks, the Company devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.

1)	Market risk
The Company’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates (see (a) below) and interest rates (see (b) below).

a)	Foreign currency risk
The Company had foreign currency transactions, which exposed the Company to foreign currency risk.

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2019
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	S$	2,538,168	0.7431	$1,886,160
GBP		£999,471	1.3187	1,318,000
Financial liabilities

Monetary items
SGD	S$	15,126,578	0.7431	$11,240,843

	September 30, 2020
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	S$	1,072,863	0.7314	$784,658
GBP		£346,137	1.2872	445,536
Financial liabilities

Monetary items
SGD	S$	15,707,031	0.7314	$11,487,626
GBP		£233,944	1.2872	301,125
Sensitivity analysis
The Company is mainly exposed to the Singapore Dollar and British Pound.
The following table details the Company’s sensitivity to a 5% increase and decrease in the U.S. dollar against the relevant foreign currency. The rate of 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items. A positive number below indicates a decrease in pre-tax
loss where the U.S. dollar strengthens 5% against the relevant currency. For a 5% weakening of the U.S. dollar against the relevant currency, there would be an equal and opposite impact on pre-tax
loss, and the balances below would be negative.

	For the nine months ended September 30
	2019	2020
Profit or loss*
SGD	$(502,732)	$(535,148)
GBP	—	7,221

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.

b)	Interest rate risk
The Company is exposed to interest rate risk because entities in the Company borrowed funds at fixed interest rates.
The sensitivity analysis below is determined based on the Company’s exposure to interest rates for fixed rate borrowings at the end of the reporting period, and is prepared assuming that the amounts of liabilities outstanding at the end of the reporting period are outstanding for the whole year. A
100-basis
point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
If interest rates had been 100 basis points higher/lower and all other variables were held constant, the Company’s pre-tax
loss for the nine months ended September 30, 2019 and 2020 would have decreased/increased by $114,661 and $112,529, respectively.

2)	Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Company. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.

3)	Liquidity risk
The Company manages liquidity risk by monitoring and maintaining a level of cash and cash equivalents that are deemed adequate to finance the Company’s operations and mitigate the effects of fluctuations in cash flows. In addition, management monitors the utilization of long-term borrowings and ensures compliance with repayment conditions.
As the Company is in the research and development phase, the Company will be seeking future funding based on the requirements of its business operations. The Company is able to exercise discretion and flexibility to deploy its capital resources in the process of the research and development activities according to the schedule of fund raising. The Company intends to explore various means of fundraising to meet its funding requirements to carry out the business operations, such as the issuance of its ordinary shares sponsoring ADSs, venture debt and shareholder loans. The Company may also use other means of financing such as out licensing to generate revenue and cash. Management believes that it currently has plans and opportunities in place which will allow to fund and meet its operating expenses and capital expenditure requirements and meet its obligations for at least the next twelve months from September 30, 2020. However, the future viability of the Company depends on its ability to raise additional capital to finance its operations.